ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS - Electric Energy Transmission Concession (Details)	Dec. 31, 2019 km
Public service electric power concessions [line items]
Electric power transmission lines	80,040
Several company owned projects achieved as per Law 12.783/2013
Public service electric power concessions [line items]
Electric power transmission lines	20,260
Several LT Projects
Public service electric power concessions [line items]
Electric power transmission lines	18,974
38 Transmission substations and transmission lines at 525 Kv, 230 kv,
Public service electric power concessions [line items]
Electric power transmission lines	9,513
Basic Network Transmission
Public service electric power concessions [line items]
Electric power transmission lines	9,253
SPE IE Madeira (Lot D)
Public service electric power concessions [line items]
Electric power transmission lines	2,375
LT Coletora Porto Velho / Araraquara II, at 600 KV
Public service electric power concessions [line items]
Electric power transmission lines	2,375
SPE Belo Monte Transmissora
Public service electric power concessions [line items]
Electric power transmission lines	2,092
LT Jauru Porto Velho
Public service electric power concessions [line items]
Electric power transmission lines	979
SPE Paranaba Transmissora
Public service electric power concessions [line items]
Electric power transmission lines	953
SPE Mata de Sta. Genebra Transmissora
Public service electric power concessions [line items]
Electric power transmission lines	887
LT Nova Santa Rita - Camaqua 3; Lt Camaqua 3 - Quinta; LT Salto Santiago - Ita; LT Ita - Nova Santa Rita
Public service electric power concessions [line items]
Electric power transmission lines	788
LT Ibiuna - Bateias
Public service electric power concessions [line items]
Electric power transmission lines	664
LT Oriximin - Silves - Lechunga (AM), em 500 Kv; SE Silves (ex-Itacoatiara) 500/138 kV
Public service electric power concessions [line items]
Electric power transmission lines	586
SPE Transenergia Renovavel
Public service electric power concessions [line items]
Electric power transmission lines	570
LT Teresina II - Sobral - Fortaleza
Public service electric power concessions [line items]
Electric power transmission lines	546
LT 2 Porto Velho - Abuna - Rio Branco - C2
Public service electric power concessions [line items]
Electric power transmission lines	488
LT Nova Santa Rita - Povo Novo; LT Povo Novo - Marmeleiro; LT Marmeleiro - Santa Vitoria do Palmar, Seccionamento da LT Camaqua 3
Public service electric power concessions [line items]
Electric power transmission lines	468
LT Salto Santiago - Ivaipora - Cascavel Oeste
Public service electric power concessions [line items]
Electric power transmission lines	372
LT Campos Novos - Blumenau C2
Public service electric power concessions [line items]
Electric power transmission lines	358
SPE Triangulo Mineiro Transmissora
Public service electric power concessions [line items]
Electric power transmission lines	297
LT Santo Angelo- Macambara; Lt Pinhalzinho-Foz do Chapeco; LT Pinhalzinho-Foz do Chapeco
Public service electric power concessions [line items]
Electric power transmission lines	274
SPE MGE Transmissao S.A.
Public service electric power concessions [line items]
Electric power transmission lines	260
LT Campos Novos (SC) - Nova Santa Rita (RS) and Modules in SE Nova Santa Rita and SE Campos Novos
Public service electric power concessions [line items]
Electric power transmission lines	257
SPE Goias Transmissao
Public service electric power concessions [line items]
Electric power transmission lines	254
LT Garanhuns - Pau Ferro, at 500 kV [Member]
Public service electric power concessions [line items]
Electric power transmission lines	239
LT Simplcio - Rocha Leo
Public service electric power concessions [line items]
Electric power transmission lines	238
LT Presidente Medice - Santa Cruz
Public service electric power concessions [line items]
Electric power transmission lines	237
SE Foz do Chapeco
Public service electric power concessions [line items]
Electric power transmission lines	231
LT Luis Gonzaga - Garanhuns, at 500 kV
Public service electric power concessions [line items]
Electric power transmission lines	224
LT Funil-Itapebi (c)
Public service electric power concessions [line items]
Electric power transmission lines	223
LT Milagres - Taua
Public service electric power concessions [line items]
Electric power transmission lines	208
LT Ceara-Mirim II - Campina Grande III
Public service electric power concessions [line items]
Electric power transmission lines	192
LT Garanhuns II - Campina Grande III, at 500 KV
Public service electric power concessions [line items]
Electric power transmission lines	190
SPE Transenergia Goias
Public service electric power concessions [line items]
Electric power transmission lines	189
LT Picos - Taua II - 230 kv, C1
Public service electric power concessions [line items]
Electric power transmission lines	183
LT Bom Despacho 3 - Ouro Preto 2
Public service electric power concessions [line items]
Electric power transmission lines	180
SPE Vale do S. Bartolomeu Transmissora
Public service electric power concessions [line items]
Electric power transmission lines	162
LT Eunpolis - Teixeira de Freitas II
Public service electric power concessions [line items]
Electric power transmission lines	145
LT Eunapolis - Teixeira de Freitas II - 2
Public service electric power concessions [line items]
Electric power transmission lines	145
LT Paraso - Au II
Public service electric power concessions [line items]
Electric power transmission lines	133
LT Paraiso - Acu II - 2
Public service electric power concessions [line items]
Electric power transmission lines	123
LT Mlagres - Coremas
Public service electric power concessions [line items]
Electric power transmission lines	120
LT Bom Jesus da Lapa II - Igapora II
Public service electric power concessions [line items]
Electric power transmission lines	115
LT Nossa Senhora do Socorro - Penedo
Public service electric power concessions [line items]
Electric power transmission lines	110
LT Russas - Banabuiu
Public service electric power concessions [line items]
Electric power transmission lines	110
LT Camacari IV - Sapeacu
Public service electric power concessions [line items]
Electric power transmission lines	105
LT Ribeiro Gonalves - SE Balsas, SE Ribeiro Gonalves and SE Balsas
Public service electric power concessions [line items]
Electric power transmission lines	95
LT Mascarenhas - Linhares
Public service electric power concessions [line items]
Electric power transmission lines	95
LT Ibicoara - Brumado
Public service electric power concessions [line items]
Electric power transmission lines	95
LT Acarau II- Sobral III
Public service electric power concessions [line items]
Electric power transmission lines	91
LT Campos - Macae 3
Public service electric power concessions [line items]
Electric power transmission lines	90
LT Batalha - Paracatu
Public service electric power concessions [line items]
Electric power transmission lines	85
LT Pau Ferro - Santa Rita II
Public service electric power concessions [line items]
Electric power transmission lines	85
LT Furnas - Pimenta II
Public service electric power concessions [line items]
Electric power transmission lines	75
LT C. Mirim II - Joao Camara II
Public service electric power concessions [line items]
Electric power transmission lines	75
LT Tijuco Preto - Itapeti - Nordeste
Public service electric power concessions [line items]
Electric power transmission lines	71
LT Manso - Nobres 138kV
Public service electric power concessions [line items]
Electric power transmission lines	70
SPE Lago Azul Transmissora
Public service electric power concessions [line items]
Electric power transmission lines	69
LT Acu II - Mossoro II
Public service electric power concessions [line items]
Electric power transmission lines	69
LT Casa Nova II - Sobradinho - C1
Public service electric power concessions [line items]
Electric power transmission lines	67
LT Manso - Nobres 230kV
Public service electric power concessions [line items]
Electric power transmission lines	66
LT Paraiso - Lagoa Nova II
Public service electric power concessions [line items]
Electric power transmission lines	65
LT Morro do Chapeu II - Irece
Public service electric power concessions [line items]
Electric power transmission lines	64
LT Ceara-Mirim II- Joao Camara III
Public service electric power concessions [line items]
Electric power transmission lines	64
LT Candiota/Melo and LT Presidente Medici
Public service electric power concessions [line items]
Electric power transmission lines	63
LT Ceara-Mirim II - Touros - 230 kV
Public service electric power concessions [line items]
Electric power transmission lines	62
LT Xavantes-Pirineus
Public service electric power concessions [line items]
Electric power transmission lines	50
LT Igapora III - Pindai II
Public service electric power concessions [line items]
Electric power transmission lines	50
LT Teresina II - Teresina III
Public service electric power concessions [line items]
Electric power transmission lines	46
SPE Retiro Baixo Energetica S.A. -1
Public service electric power concessions [line items]
Electric power transmission lines	45
LT Camacari IV - Piraja
Public service electric power concessions [line items]
Electric power transmission lines	45
LT Recife II - Suape II
Public service electric power concessions [line items]
Electric power transmission lines	44
LT Pirapama II - Suape II
Public service electric power concessions [line items]
Electric power transmission lines	42
SPE Empresa de Energia Sao Manoel
Public service electric power concessions [line items]
Electric power transmission lines	40
LT Messias - Maceio II - 230 kV -3
Public service electric power concessions [line items]
Electric power transmission lines	39
LT Sao Luiz II - Sao Luiz III
Public service electric power concessions [line items]
Electric power transmission lines	39
SPE Enerpeixe S.A. -1
Public service electric power concessions [line items]
Electric power transmission lines	37
LT Mossoro II - Mossoro IV - 230 kV
Public service electric power concessions [line items]
Electric power transmission lines	36
LT Sao Luis 2 - Sao Luis 3 SE Sao Luis 3
Public service electric power concessions [line items]
Electric power transmission lines	36
LT Monte Claro - Garibaldi (RS) and modules in SE Garibaldi (CEEE) and SE Monte Claro (CERAN)
Public service electric power concessions [line items]
Electric power transmission lines	33
SPE Serra do Facao Energia S.A. -1
Public service electric power concessions [line items]
Electric power transmission lines	32
LT Sapeacu - Sto. Antonio de Jesus - 230 kV -3
Public service electric power concessions [line items]
Electric power transmission lines	31
LT Jorge Teixeira - SE Lec huga -ex-Cariri
Public service electric power concessions [line items]
Electric power transmission lines	30
LT Lechuga - Jorge Teixeira; SE Lechuga
Public service electric power concessions [line items]
Electric power transmission lines	30
LT Anta - Simplcio
Public service electric power concessions [line items]
Electric power transmission lines	26
LT Coletora Porto Velho - Porto Velho; SE Coletora Porto Velho; 2 Converter Stations CA/CC/CA Back-to-Back
Public service electric power concessions [line items]
Electric power transmission lines	22
LT Extremoz II - C. Mirim - 230 kv, C1
Public service electric power concessions [line items]
Electric power transmission lines	19
LT Ceara- Mirim II - Extremoz II, at 230 kV
Public service electric power concessions [line items]
Electric power transmission lines	19
LT Garanhuns - Angelim I, at 230 kV
Public service electric power concessions [line items]
Electric power transmission lines	13
1 Frequency Converter and 132 kV Transmission Lines
Public service electric power concessions [line items]
Electric power transmission lines	13
LT Paulo Afonso III - Zebu II - 230 kv, C1, C2
Public service electric power concessions [line items]
Electric power transmission lines	11
LT Igapora II - Igapora III - 230 KV, C1, C2
Public service electric power concessions [line items]
Electric power transmission lines	11
SPE Madeira Energia S.A. -1
Public service electric power concessions [line items]
Electric power transmission lines	10
LT Campina Grande III - Campina Grande II, at 230 kV
Public service electric power concessions [line items]
Electric power transmission lines	10
SPE Teles Pires Participacoes S.A. -1
Public service electric power concessions [line items]
Electric power transmission lines	8
LT Suape III - Suape II - 230 kv, C1, C2
Public service electric power concessions [line items]
Electric power transmission lines	7
LT Pituacu - Piraja - 230 kV -3
Public service electric power concessions [line items]
Electric power transmission lines	5
SPE Baguari Energia S.A. -1
Public service electric power concessions [line items]
Electric power transmission lines	3
LT Jardim - Nossa Senhora do Socorro
Public service electric power concessions [line items]
Electric power transmission lines	1